UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21348

Name of Fund:  Muni Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Chief Executive
         Officer, Muni Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments


Muni Intermediate Duration Fund, Inc.

Schedule of Investments as of August 31, 2005                                                                      (in Thousands)
                                     Face
State                              Amount    Municipal Bonds                                                            Value
Alabama - 3.3%                               Jefferson County, Alabama, Limited Obligation School Warrants,
                                             Series A:
                                $   5,500        5.50% due 1/01/2021                                                  $     6,063
                                    6,500        5.25% due 1/01/2023                                                        7,018
                                    6,600    Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
                                             Residential Care Facility Revenue Bonds (Capstone Village, Inc.
                                             Project), Series A, 5.625% due 8/01/2025                                       6,662

Arizona - 4.9%                      3,020    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona
                                             Charter Schools Project 1), Series A, 6.625% due 7/01/2020                     2,985
                                    3,000    Navajo County, Arizona, IDA, IDR (Stone Container Corporation Project),
                                             AMT, 7.20% due 6/01/2027                                                       3,140
                                             Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                             Schools Project):
                                    1,000        Series C, 6.70% due 7/01/2021                                              1,054
                                    1,750        Series K/L, 6.375% due 7/01/2031                                           1,801
                                             Pinal County, Arizona, COP:
                                    2,760        5.25% due 12/01/2018                                                       2,989
                                    2,910        5.25% due 12/01/2019                                                       3,142
                                    3,065        5.25% due 12/01/2020                                                       3,305
                                    3,230        5.25% due 12/01/2021                                                       3,475
                                    3,405        5.25% due 12/01/2022                                                       3,650
                                    3,630    Vistancia Community Facilities District, Arizona, GO, 5% due 7/15/2014         3,640

Arkansas - 1.3%                              Conway, Arkansas, Public Facilities Board, Capital Improvement Revenue
                                             Refunding Bonds (Hendrix College Projects):
                                    1,500        Series A, 5% due 10/01/2026                                                1,569
                                    3,755        Series B, 5% due 10/01/2026                                                3,928
                                             University of Arkansas, University Revenue Refunding Bonds (UAMS Campus),
                                             Series A (d):
                                    1,000        5% due 11/01/2013                                                          1,107
                                    1,250        5% due 11/01/2015                                                          1,383


Portfolio Abbreviations


To simplify the listings of Muni Intermediate Duration Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDR       Industrial Development Revenue Bonds
PCR       Pollution Control Revenue Bonds
S/F       Single-Family
VRDN      Variable Rate Demand Notes


Muni Intermediate Duration Fund, Inc.

Schedule of Investments as of August 31, 2005 (concluded)                                                          (in Thousands)
                                     Face
State                              Amount    Municipal Bonds                                                            Value
California - 28.3%              $   8,865    California Pollution Control Financing Authority, PCR, Refunding,
                                             DRIVERS, AMT, Series 878Z, 7.879% due 12/01/2009 (d)(i)                  $    10,441
                                             California State Department of Water Resources, Power Supply Revenue
                                             Bonds, Series A:
                                    8,500        5.25% due 5/01/2020                                                        9,244
                                    5,000        5.375% due 5/01/2021                                                       5,471
                                    6,500        5.375% due 5/01/2022                                                       7,108
                                    5,000    California State, GO, Refunding, 5.25% due 2/01/2027 (d)                       5,401
                                   10,000    California State Public Works Board, Lease Revenue Bonds (Department
                                             of Corrections), Series C, 5.50% due 6/01/2020                                11,126
                                   17,500    California State, Various Purpose, GO, 5.50% due 4/01/2028                    19,825
                                    2,500    California Statewide Communities Development Authority, Health Facility
                                             Revenue Bonds (Memorial Health Services), Series A, 6% due 10/01/2023          2,809
                                    2,400    Elk Grove, California, Poppy Ridge Community Facilities Number 3 Special
                                             Tax, Series 1, 6% due 9/01/2008 (j)                                            2,605
                                             Los Angeles, California, Unified School District, GO:
                                   10,485        (Election of 1997), Series F, 5% due 7/01/2025 (b)                        11,297
                                   21,575        Series A, 5% due 1/01/2028 (d)                                            22,953
                                    5,265        Series E, 5% due 7/01/2025 (a)                                             5,680
                                             Oakland, California, Alameda County Unified School District, GO
                                             (Election of 2000) (d):
                                    6,780        5% due 8/01/2023                                                           7,342
                                    7,115        5% due 8/01/2024                                                           7,687
                                             Oakland, California, Sewer Revenue Bonds, Series A (c):
                                    3,565        5% due 6/15/2028                                                           3,800
                                    2,000        5% due 6/15/2029                                                           2,130
                                   10,135    Peralta, California, Community College District, GO (Election of 2000),
                                             Series D, 5% due 8/01/2030 (c)                                                10,863
                                    1,515    Rowland, California, Unified School District, GO (Election of 2000),
                                             Series B, 5.25% due 8/01/2027 (c)                                              1,648
                                             Sacramento, California, Special Tax (North Natomas Community Facilities),
                                             Series 4-C:
                                      585        5.60% due 9/01/2020                                                          625
                                    1,720        5.75% due 9/01/2022                                                        1,846
                                      500        5.90% due 9/01/2023                                                          539
                                    3,000        6% due 9/01/2028                                                           3,229
                                    2,680    San Dieguito, California, Public Facilities Authority Revenue Bonds, 5%
                                             due 8/01/2021 (a)                                                              2,801
                                    3,000    San Jose, California, Airport Revenue Bonds, Series A, 5.25% due
                                             3/01/2017 (b)                                                                  3,254
                                    3,100    San Jose, California, GO (Libraries, Parks and Public Safety Projects),
                                             5% due 9/01/2030 (d)                                                           3,286
                                    4,875    Tamalpais, California, Union High School District, GO (Election of 2001),
                                             5% due 8/01/2028 (c)                                                           5,169

Colorado - 4.4%                              Denver, Colorado, City and County Airport Revenue Refunding Bonds (d):
                                   11,000        Series A, 5.50% due 11/15/2025                                            11,390
                                    2,000        Series E, 5.25% due 11/15/2023                                             2,100
                                      900    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement
                                             Fee), Series A, 7.10% due 9/01/2014                                              975
                                    2,250    Montrose, Colorado, Memorial Hospital, Revenue Bonds, 6.375% due
                                             12/01/2023                                                                     2,477
                                    7,500    Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue
                                             Bonds (Public Improvement Fees), 7.50% due 12/01/2015                          8,355
                                    1,000    Southlands, Colorado, Medical District, GO (Metropolitan District Number 1),
                                             6.75% due 12/01/2016                                                           1,106

Connecticut - 1.7%                  1,160    Connecticut State Development Authority, Airport Facility Revenue Bonds
                                             (LearJet Inc. Project), AMT, 7.95% due 4/01/2026                               1,401
                                    8,000    Connecticut State Development Authority, PCR, Refunding (Connecticut
                                             Light and Power Company), Series A, 5.85% due 9/01/2028                        8,691

Florida - 4.0%                      1,000    Broward County, Florida, Airport Exempt Facility Revenue Bonds
                                             (Learjet Inc. Project), AMT, 7.50% due 11/01/2020                              1,144
                                    2,970    Harbor Bay, Florida, Community Development District, Capital Improvement
                                             Special Assessment Bonds, 6.75% due 5/01/2034                                  3,262
                                    3,430    Heritage Isle at Viera Community Development District, Florida, Special
                                             Assessment Bonds, Series B, 5% due 11/01/2009                                  3,467
                                    3,500    Midtown Miami, Florida, Community Development District, Special
                                             Assessment Revenue Bonds, Series A, 6% due 5/01/2024                           3,676
                                    3,670    Orange County, Florida, Health Facilities Authority, Health Care
                                             Revenue Refunding Bonds (Orlando Lutheran Towers), 5% due 7/01/2013            3,687
                                      965    Orlando, Florida, Urban Community Development District, Capital
                                             Improvement Special Assessment Bonds, 6% due 5/01/2020                         1,003
                                    1,085    Portofino Shores, Florida, Community Development District, Special
                                             Assessment Bonds, Series A, 6.40% due 5/01/2034                                1,154
                                    2,390    South Lake County, Florida, Hospital District Revenue Bonds (South Lake
                                             Hospital Inc.), 6.625% due 10/01/2023                                          2,672
                                      995    Sterling Hill, Florida, Community Development District, Capital
                                             Improvement Revenue Refunding Bonds, Series B, 5.50% due 11/01/2010            1,008
                                    2,660    West Villages Improvement District, Florida, Revenue Bonds, BAN, 5%
                                             due 2/01/2006                                                                  2,661

Georgia - 3.1%                      1,500    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project),
                                             7.90% due 12/01/2024                                                           1,642
                                             Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                             Revenue Bonds (Coastal Community Retirement Corporation Project), Series A:
                                    5,210        7.125% due 1/01/2025                                                       5,526
                                    2,800        7.25% due 1/01/2035                                                        2,971
                                    4,500    Fulton County, Georgia, Residential Care Facilities, Revenue Refunding
                                             Bonds (Canterbury Court Project), Series A, 5.80%, due 2/15/2018               4,597
                                             Savannah, Georgia, EDA Revenue Bonds (Marshes of Skidaway), First
                                             Mortgage, Series A:
                                    1,245        6.25% due 1/01/2012                                                        1,251
                                    2,245        6.85% due 1/01/2019                                                        2,309

Idaho - 0.1%                          540    Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT,
                                             Series F-2, 5.85% due 7/01/2015 (e)                                              543

Illinois - 3.1%                     2,510    Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien,
                                             AMT, Series B-2, 6% due 1/01/2029 (f)                                          2,849
                                    6,000    Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro
                                             Biosolids Management LLC Project), AMT, 5.90% due 11/01/2017                   6,371
                                    6,930    Illinois, Development Finance Authority Revenue Bonds (Community
                                             Rehabilitation Providers Facilities), Series A, 6.625% due 7/01/2032           7,482
                                    1,580    Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook
                                             Tax Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025         1,590

Kansas - 0.3%                       1,600    Unified Government of Wyandotte County and Kansas City, Kansas, Sales
                                             Tax Special Obligation Revenue Refunding Bonds (Redevelopment Project
                                             Area B), Second Lien, 5% due 12/01/2020                                        1,646

Louisiana - 1.8%                    5,250    Louisiana Public Facilities Authority, Mortgage Revenue Refunding Bonds
                                             (Baton Rouge General Medical Center Project), 5.25% due 7/01/2033 (d)(e)       5,566
                                    5,000    Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company
                                             Project), 6.50% due 1/01/2017                                                  5,113

Maine - 1.6%                        1,965    Portland, Maine, Housing Development Corporation, Senior Living Revenue
                                             Bonds (Avesta Housing Development Corporation Project), Series A, 6%
                                             due 2/01/2034                                                                  2,069
                                    7,000    Rumford, Maine, Solid Waste Disposal Revenue Refunding Bonds (Boise
                                             Cascade Corporation Project), AMT, 6.875% due 10/01/2026                       7,551

Maryland - 0.1%                       500    Maryland State Industrial Development Financing Authority, Economic
                                             Development Revenue Bonds (Our Lady of Good Counsel School), Series A,
                                             6% due 5/01/2035                                                                 519

Massachusetts - 8.1%                4,560    Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding
                                             Bonds, Senior Series A, 5% due 7/01/2032                                       4,783
                                             Massachusetts State Development Finance Agency, Resource Recovery Revenue
                                             Bonds (Ogden Haverhill Associates), AMT, Series B:
                                    1,210        5.35% due 12/01/2015                                                       1,231
                                    2,000        5.50% due 12/01/2019                                                       2,050
                                    9,050    Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT,
                                             Series A, 5.15% due 7/01/2026 (c)                                              9,279
                                   28,770    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
                                             Bonds, Series A, 5% due 8/15/2030 (c)                                         30,796

Michigan - 1.5%                     3,325    Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue
                                             Bonds (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034        3,388
                                    4,795    Michigan State Hospital Finance Authority, Revenue Refunding Bonds
                                             (Oakwood Obligated Group), Series A, 6% due 4/01/2022                          5,308

Minnesota - 0.7%                             Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment
                                             Authority, Health Care System Revenue Bonds (Group Health Plan Inc.
                                             Project):
                                    1,000        6% due 12/01/2019                                                          1,118
                                    2,545        6% due 12/01/2021                                                          2,835

Mississippi - 1.4%                           Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
                                             (System Energy Resources Inc. Project):
                                    5,000        5.875% due 4/01/2022                                                       5,139
                                    2,910        5.90% due 5/01/2022                                                        2,992

Montana - 0.2%                      1,140    Montana State Board of Housing, AMT, S/F Program Revenue Bonds, Series
                                             B-2, 6.35% due 12/01/2021 (e)                                                  1,159

Nevada - 0.4%                       2,250    Clark County, Nevada, Improvement District Number 142 Special Assessment,
                                             6.375% due 8/01/2023                                                           2,329

New Jersey - 10.0%                           Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                             Preservation Revenue Bonds, Series A (c):
                                    3,635        5.80% due 11/01/2021                                                       4,255
                                    5,050        5.80% due 11/01/2023                                                       5,864
                                             New Jersey EDA, Cigarette Tax Revenue Bonds:
                                   10,950        5.625% due 6/15/2018                                                      11,692
                                    9,810        5.75% due 6/15/2029                                                       10,595
                                   17,900    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                             due 7/01/2033 (d)                                                             19,522
                                    5,540    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                             Project), AMT, 6.625% due 9/15/2012                                            5,380
                                    2,030    Sparta Township, New Jersey, School District, GO, Refunding, 5% due
                                             9/01/2020 (d)                                                                  2,116

New Mexico - 2.1%                            Farmington, New Mexico, PCR, Refunding:
                                    3,000        (Public Service Company of New Mexico - San Juan), Series D, 6.375%
                                                 due 4/01/2022                                                              3,212
                                    9,000        (Tucson Electric Power Co.-San Juan Project), Series A, 6.95% due
                                                 10/01/2020                                                                 9,434

New York - 25.4%                    1,200    Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint
                                             Francis Hospital), Series B, 7.25% due 3/01/2019                               1,315
                                   10,500    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                             Series A, 5.75% due 11/15/2032                                                11,871
                                    1,755    New York City, New York, City IDA, Civic Facility Revenue Bonds (Special
                                             Needs Facilities Pooled Program), Series C-1, 5.50% due 7/01/2007              1,782
                                    3,500    New York City, New York, City IDA, Special Facility Revenue Bonds
                                             (Continental Airlines Inc. Project), AMT, 8.375% due 11/01/2016                3,517
                                    1,110    New York City, New York, City Transitional Finance Authority, Future Tax
                                             Secured Revenue Bonds, Series C, 5.50% due 5/01/2025                           1,197
                                             New York City, New York, GO, Refunding:
                                    5,000        Series B, 5.75% due 8/01/2015                                              5,643
                                    5,050        Series F, 5.25% due 8/01/2015 (d)                                          5,343
                                    2,540    New York City, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                             Facilities Pooled Program), Series C-1, 6.80% due 7/01/2019                    2,515
                                   11,105    New York City, New York, Sales Tax Asset Receivable Corporation Revenue
                                             Bonds, Series A, 5.25% due 10/15/2027 (a)                                     12,237
                                    5,580    New York State Dormitory Authority, Lease Revenue Refunding Bonds
                                             (Court Facilities), Series A, 5.25% due 5/15/2012                              6,108
                                             New York State Dormitory Authority Revenue Bonds:
                                    1,000        (North Shore L I Jewish Group), 5% due 5/01/2012                           1,067
                                    7,075        (School Districts Financing Program), Series D, 5.25% due
                                                  10/01/2023 (d)                                                            7,757
                                             New York State Dormitory Authority Revenue Refunding Bonds:
                                    7,775        (City University System), Consolidated Second Generation, Series A,
                                                 6.125% due 7/01/2013 (a)                                                   8,820
                                    7,000        (Mount Sinai Health), Series A, 6.625% due 7/01/2018                       7,513
                                    5,000        (Mount Sinai Health), Series A, 6.625% due 7/01/2019                       5,373
                                   10,000        (North Shore University Hospital), 5.20% due 11/01/2017 (d)               10,701
                                       60    New York State Thruway Authority, Local Highway and Bridge Service
                                             Contract, Revenue Refunding Bonds, 5.50% due 4/01/2017                            67
                                             New York State Urban Development Corporation, Correctional and Youth
                                             Facilities Services Revenue Refunding Bonds, Series A:
                                    4,500        5% due 1/01/2017                                                           4,814
                                   11,650        5.50% due 1/01/2017                                                       12,744
                                   10,000    New York State Urban Development Corporation, Personal Income Tax Revenue
                                             Bonds (State Facilities), Series A-1, 5.25% due 3/15/2034 (b)                 10,859
                                             Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                                    3,340        Series A-1, 5.50% due 6/01/2016                                            3,641
                                    6,510        Series A-1, 5.25% due 6/01/2022 (a)                                        7,111
                                    7,000        Series C-1, 5.50% due 6/01/2021                                            7,747
                                   10,000        Series C-1, 5.50% due 6/01/2022                                           11,005

North Carolina - 3.2%               3,105    Gaston County, North Carolina, Industrial Facilities and Pollution
                                             Control Financing Authority, Revenue Bonds (National Gypsum Company
                                             Project), AMT, 5.75% due 8/01/2035                                             3,245
                                    6,000    North Carolina Medical Care Commission, Health Care Facilities, First
                                             Mortgage Revenue Refunding Bonds (Presbyterian Homes Project), 7% due
                                             10/01/2031                                                                     6,436
                                    3,150    North Carolina Medical Care Commission, Health Care Housing Revenue Bonds
                                             (The ARC of North Carolina Projects), Series A, 5.50% due 10/01/2024           3,278
                                             North Carolina Medical Care Commission, Hospital Revenue Bonds (Maria
                                             Parham Medical Center) (h):
                                    2,505        5.50% due 10/01/2013                                                       2,780
                                    2,940        5.50% due 10/01/2016                                                       3,225

Ohio - 0.6%                         2,145    Cleveland-Cuyahoga County, Ohio, Port Authority, Student Housing Facility
                                             Revenue Bonds (Euclid Avenue Housing Corporation - Fenn Tower Project),
                                             5% due 8/01/2028 (a)                                                           2,283
                                    1,280    Port of Greater Cincinnati Development Authority, Ohio, Special Assessment
                                             Revenue Bonds (Cooperative Public Parking Infrastructure Project), 6.30%
                                             due 2/15/2024                                                                  1,380

Pennsylvania - 6.4%                 3,500    Montgomery County, Pennsylvania, IDA Revenue Bonds (Whitemarsh Continuing
                                             Care Project), 6% due 2/01/2021                                                3,682
                                    7,710    Pennsylvania Economic Development Financing Authority, Exempt Facilities
                                             Revenue Bonds (National Gypsum Company), AMT, Series A, 6.25% due
                                             11/01/2027                                                                     8,279
                                    7,490    Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, 1975
                                             General Ordinance, 17th Series, 5.375% due 7/01/2022 (c)                       8,224
                                   10,000    Philadelphia, Pennsylvania, Municipal Authority, Lease Revenue Refunding
                                             Bonds, Series B, 5.25% due 11/15/2016 (c)                                     10,954
                                             Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
                                             Bonds (Guthrie Healthcare System), Series A:
                                    1,750        6.25% due 12/01/2015                                                       1,969
                                    3,000        6.25% due 12/01/2016                                                       3,370
                                    1,490        6.25% due 12/01/2018                                                       1,663

South Carolina - 1.3%                        Medical University Hospital Authority, South Carolina, FHA-Insured
                                             Mortgage Hospital Facilities, Revenue Refunding Bonds, Series A (d)(e):
                                    4,250        5.25% due 8/15/2023                                                        4,630
                                    3,000        5.25% due 8/15/2024                                                        3,263

Tennessee - 3.9%                    1,800    Johnson City, Tennessee, Health and Educational Facilities Board,
                                             Retirement Facility Revenue Bonds (Appalachian Christian Village Project),
                                             Series A, 6% due 2/15/2019                                                     1,823
                                    5,000    McMinn County, Tennessee, IDB, PCR (Calhoun Newsprint Co. Project), AMT,
                                             7.625% due 3/01/2016                                                           5,009
                                             Shelby County, Tennessee, Health, Educational and Housing Facilities
                                             Board Revenue Bonds (Germantown Village), Series A:
                                    3,550        6.75% due 12/01/2018                                                       3,707
                                    1,450        7% due 12/01/2023                                                          1,525
                                             Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                             Hospital Revenue Refunding Bonds (Methodist Healthcare) (j):
                                    2,240        6% due 9/01/2012                                                           2,611
                                    3,760        6% due 9/01/2012                                                           4,347
                                    1,310        6.25% due 9/01/2012                                                        1,545
                                    2,190        6.25% due 9/01/2012                                                        2,566

Texas - 12.5%                                Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises
                                             Inc.), First Tier, Series A:
                                    6,445        6.375% due 1/01/2016                                                       6,846
                                   10,260        6.70% due 1/01/2032                                                       10,933
                                    1,500    Bexar County, Texas, Health Facilities Development Corporation, Revenue
                                             Refunding Bonds (Army Retirement Residence Project), 6.30% due 7/01/2032       1,628
                                             Brazos River Authority, Texas, PCR, Refunding, AMT, Series A:
                                    1,500        (TXU Energy Company LLC Project), 6.75% due 4/01/2038                      1,716
                                    5,085        (Texas Utility Company), 7.70% due 4/01/2033                               6,117
                                    1,925    Brazos River, Texas, Harbor Navigation District, Brazoria County
                                             Environmental Revenue Refunding Bonds (Dow Chemical Company Project), AMT,
                                             Series A-7, 6.625% due 5/15/2033                                               2,141
                                    5,000    Dallas-Fort Worth, Texas, International Airport Facility Improvement
                                             Corporation, Revenue Bonds (Learjet Inc.), AMT, Series A-1, 6.15% due
                                             1/01/2016                                                                      5,134
                                    5,000    Dallas-Fort Worth, Texas, International Airport Facility Improvement
                                             Corporation, Revenue Refunding Bonds, AMT, Series A-2, 9% due 5/01/2029        5,169
                                    2,440    Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo
                                             Petroleum Corporation Project), AMT, 7.50% due 5/01/2025                       2,806
                                    6,540    Gulf Coast, Texas, Waste Disposal Authority, Revenue Refunding Bonds
                                             (International Paper Company), AMT, Series A, 6.10% due 8/01/2024              7,017
                                    3,800    Harris County, Texas, Health Facilities Development Corporation, Hospital
                                             Revenue Bonds (Texas Children's Hospital), VRDN, Series B-1, 2.34% due
                                             10/01/2029 (d)(g)                                                              3,800
                                    1,500    Houston, Texas, Health Facilities Development Corporation, Retirement
                                             Facility Revenue Bonds (Buckingham Senior Living Community), Series A,
                                             7% due 2/15/2023                                                               1,666
                                    7,420    Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor),
                                             AMT, 6.95% due 4/01/2030                                                       8,382
                                    2,600    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding
                                             Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029                        2,853
                                    2,300    Port Corpus Christi, Texas, Individual Development Corporation,
                                             Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation
                                             Project), AMT, 8.25% due 11/01/2031                                            2,456
                                    5,000    Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company
                                             Project/TXU Energy Company LLC), AMT, Series B, 5.75% due 5/01/2030            5,365

Virginia - 6.1%                              James City County, Virginia, IDA, Residential Care Facility Revenue
                                             Refunding Bonds, Series A:
                                    3,285        5.75% due 3/01/2017                                                        3,484
                                    1,150        6% due 3/01/2023                                                           1,242
                                    2,250    Loudoun County, Virginia, IDA, IDR, Refunding (Dulles Airport Marriott
                                             Hotel), 7.125% due 9/01/2015                                                   2,305
                                    2,000    Pittsylvania County, Virginia, IDA, Revenue Refunding Bonds,
                                             Exempt-Facility, AMT, Series B, 7.65% due 1/01/2010                            2,121
                                   10,735    Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
                                             Senior-Series A, 5.50% due 8/15/2028                                          11,197
                                   15,435    Tobacco Settlement Financing Corporation of Virginia, Asset Backed
                                             Revenue Bonds, 5.625% due 6/01/2037                                           16,026

Wyoming - 1.5%                               Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC
                                             Corporation Project), AMT:
                                    3,895        Series A, 7% due 6/01/2024                                                 3,938
                                    5,000        Series B, 6.90% due 9/01/2024                                              5,055

Guam - 0.4%                         2,250    Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75%
                                             due 10/01/2033                                                                 2,484

Puerto Rico - 8.6%                           Puerto Rico Electric Power Authority, Power Revenue Bonds:
                                   17,935        Series NN, 5.50% due 7/01/2018                                            19,906
                                    9,000        Series RR, 5% due 7/01/2025 (f)                                            9,756
                                    5,390    Puerto Rico Industrial, Medical and Environmental Pollution Control
                                             Facilities Financing Authority, Special Facilities Revenue Bonds
                                             (American Airlines Inc.), Series A, 6.45% due 12/01/2025                       4,321
                                             Puerto Rico Public Buildings Authority, Government Facilities, Revenue
                                             Refunding Bonds:
                                    5,170        Series D, 5.25% due 7/01/2027                                              5,527
                                    8,000        Series I, 5.50% due 7/01/2021                                              8,885
                                    2,525    Puerto Rico Public Finance Corporation, Commonwealth Appropriation
                                             Revenue Bonds, Series E, 5.50% due 8/01/2029                                   2,736

U.S. Virgin Islands - 1.6%          1,860    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
                                             (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                              2,122
                                    6,750    Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                                             (Hovensa Refinery), AMT, 6.125% due 7/01/2022                                  7,460

                                             Total Investments (Cost - $874,024*) - 153.9%                                914,526
                                             Other Assets Less Liabilities - 0.0%                                              39
                                             Preferred Stock, at Redemption Value - (53.9%)                             (320,150)
                                                                                                                      -----------
                                             Net Assets Applicable to Common Stock - 100.0%                           $   594,415
                                                                                                                      ===========

  * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     874,024
                                                  =============
    Gross unrealized appreciation                 $      40,679
    Gross unrealized depreciation                         (178)
                                                  -------------
    Net unrealized appreciation                   $      40,501
                                                  =============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Federal Housing Administration/Veterans' Administration Mortgages packaged by the Federal National Mortgage Association.

(f) XL Capital Insured.

(g) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.
    The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(h) Radian Insured.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Prerefunded.

    Forward interest rate swaps outstanding as of August 31, 2005 were as follows:

                                                              (in Thousands)

                                                   Notional      Unrealized
                                                    Amount      Depreciation

    Receive a variable rate equal to the 7-Day
       Bond Market Association Municipal Swap
       Index Rate and pay a fixed rate of 3.923%

    Broker, JPMorgan Chase Bank
       Expires November 2018                         $  7,800      $   (249)

    Receive a variable rate based on
       3-month USD LIBOR and pay
       a fixed rate equal to 4.53%

    Broker, JPMorgan Chase Bank
       Expires September 2015                        $ 68,000          (542)
                                                                   ---------
    Total                                                          $   (791)
                                                                   =========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Muni Intermediate Duration Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Muni Intermediate Duration Fund, Inc.


Date: October 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Muni Intermediate Duration Fund, Inc.


Date: October 19, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Muni Intermediate Duration Fund, Inc.


Date: October 19, 2005